SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

2024 Notes Purchase Agreement

On July 19, 2021, the Company entered into a Note Purchase Agreement with Catalina LP (“the “Note Purchase Agreement”) and issued a secured convertible note (the “Convertible Note”) to Catalina LP (“SunStream”), an affiliate of SunStream Bancorp Inc., a joint venture initiative sponsored by Sundial Growers Inc. (Nasdaq: SNDL), pursuant to the Note Purchase Agreement in the principal amount of $25,000. The Convertible Note matures three years from the date of issuance and accrues interest from the date of issuance at the rate of 5% per annum. Interest on the Convertible Note is payable on a quarterly basis, either in cash or by increasing the principal amount of the Convertible Note, at the Company’s election. The Company may, in its sole discretion, prepay any portion of the outstanding principal and accrued and unpaid interest on the Convertible Note at any time prior to the maturity date.

The principal and accrued interest owing under the Convertible Note may be converted at any time by the holder into the Company’s common shares, without par value (the “common share”), at a per share price of $13.50. Up to $12,500 in aggregate principal under the Convertible Note may be so converted within one year of issuance, subject to certain additional limitations.

Subject to certain limitations set forth in the Convertible Note, each of the Company and the noteholder may redeem all or a portion of the outstanding principal and accrued interest owing under the Convertible Note into common shares, at a per share price equal to the greater of (x) an 8% discount to the closing price per share on the applicable redemption date or (y) $6.44 (the “Optional Redemption Rate”). Up to $12,500,000 in aggregate principal under the Convertible Note may be so redeemed within one year of issuance, subject to certain additional limitations.

If the closing price per share of the Company’s common shares on the Nasdaq Capital Market is below $7.00 for 15 consecutive trading days, neither party will be permitted to redeem any portion of the Convertible Note until the closing price per common share has been above $7.00 for 15 consecutive trading days, and the holder of the Convertible Note may elect to receive cash repayment of principal and accrued interest on the Convertible Note, in an amount not to exceed $3,500,000 in any 30 consecutive calendar day period, which amount shall be reduced to $2,000,000 when the principal on the Convertible Note is less than $12,500,000.

The holder of the Convertible Note will not be entitled to convert any portion of the Convertible Note if, after such conversion, such holder would have beneficial ownership of, and direct or indirect control or direction over, more than 9.99% of the Company’s outstanding common shares.

The Convertible Note is subject to certain events of default. The occurrence of these events of default would give rise to a five percent (5%) increase in the interest rate to a total of ten percent (10%) per annum for as long as the event of default continues, and give the holder of the Convertible Note the right to redeem the outstanding principal and accrued interest on the Convertible Note at the Optional Redemption Rate. Certain events of default (including the failure of a registration statement to be declared by the SEC effective within 90 days of issuance in accordance with the Registration Rights Agreement described below) also require the Company to repay all outstanding principal and accrued interest on the Convertible Note. In addition, in certain circumstances, if the Company fails to timely deliver common shares as required upon conversion or redemption of the Convertible Note, then the Company will be required to pay, on each day that such failure to deliver common shares continues, an amount in cash equal to 0.75% of the product of (x) the number of common shares the Company failed to deliver multiplied by (y) any closing trading price of the common shares on any day during the period when such shares were required to be delivered. The obligations of the Company under the Note Purchase Agreement are guaranteed by certain of the Company’s subsidiaries.

Repayment of 2022 Convertible Notes

On July 19, 2021, the Company fully repaid its 2022 Convertible Notes with accrued interest and cancelled the associated warrants. Under the Payout and Release Agreement, the Company agreed to pay an amount equal to the sum of 90% of the aggregate outstanding principal amount on the 2022 Convertible Notes with accrued interest and certain legal fees to repay the 2022 Convertible Notes.

Grant of RSUs

On July 1, 2021, the Company granted 431,566 additional RSUs to employees with 4 years vesting period available under the 2020 Earnout Award Plan. Please refer to Note 13 for more details on the 2020 Earnout Plan.